Recoverable taxes - Summary of Restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of income taxes Recoverable [Line Items]
Recoverable income tax	$ 3,893	$ 2,154
Other recoverable taxes	3,544	2,591
Total	7,437	4,745
Current	6,881	4,071
Non-current	$ 556	$ 674